SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) (USD $)	6 Months Ended		12 Months Ended									48 Months Ended	102 Months Ended	108 Months Ended	12 Months Ended													6 Months Ended	12 Months Ended									48 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended																	3 Months Ended		12 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Note [Member] Common Stock [Member]	Dec. 31, 2007 Conversion of $50,000 Note [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Note [Member]	Dec. 31, 2007 Conversion of $12,000 Note [Member] Common Stock [Member]	Dec. 31, 2007 Conversion of $50,000 and $12,000 Notes [Member]	Dec. 31, 2011 Conversion of $17,500 Note [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $17,500 Note [Member]	Dec. 31, 2011 Conversion of $50,000 Note #2 [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Note #2 [Member]	Dec. 31, 2011 Conversion of $50,000 Asher Note [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Asher Note [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2009 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2004 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 Preferred Stock [Member] Series I Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member] Series G Preferred Stock [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2008 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]	Dec. 31, 2006 Additional Paid-in Capital [Member]	Dec. 31, 2005 Additional Paid-in Capital [Member]	Dec. 31, 2004 Additional Paid-in Capital [Member]	Dec. 31, 2010 Stock Payable	Dec. 31, 2009 Stock Payable	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2007 Series A Preferred Stock [Member]	Dec. 31, 2004 Series A Preferred Stock [Member]	Dec. 31, 2007 Series I Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Jun. 30, 2013 Tangiers Securities Purchase Agreement [Member]	Mar. 31, 2013 Tangiers Securities Purchase Agreement [Member]	Dec. 31, 2012 Tangiers Securities Purchase Agreement [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement [Member]	Dec. 31, 2012 Stock issued for geological services [Member]	Dec. 31, 2012 Sales Commissions and Fees	Dec. 31, 2012 Restricted Stock Issued for Services Rendered [Member]	Dec. 31, 2012 Warrants exercised but shares unissued [Member]	Dec. 31, 2007 Conversion of $50,000 Note [Member]	Dec. 31, 2007 Conversion of $12,000 Note [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 31, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]
SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																																					320,000			1,200,000																					3,488,305	2,211,744	3,636,619	880,982
Stock Issued During Period, Value, New Issues																																					$ 320															$ (1,520)									$ 128,000	$ 69,000	$ 227,000
Stock Issued During Period, Shares, Acquisitions (in Shares)				10,000,000																																	320,000			1,200,000
Preferred Stock, Conversion Basis																one share of common stock per two shares of preferred stock																																							5 shares of common		one common share per two preferred shares			1/100 of an ounce of gold, or 20 shares of common
Stock Issued During Period, Value, Acquisitions				150,000																																	320															(1,520)
Stock Issued During Period, Shares, Issued for Services (in Shares)																														42,857		2,500,000	5,500,000					12,005,491																											26,650
Stock Issued During Period, Value, Issued for Services			10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167		5,100,667																	117	43		2,500	5,500	10,575	1,309	121								10,543	2,957		27,250	224,500	959,425	1,543,191	2,586,046														4,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															1,200,000		1,600,467	1,250,000		100,000		863,681		1,437,416		557,528		5,779,414		4,459,092				1,350,000	1,202,000	12,127		2,574,127																																	2,279,414
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	132,826			173,852				121,500	2,207,600	180,225		2,510,825																5,780		4,459				1,350	1,202	12							127,046		169,393				120,150	2,206,398	180,213
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)																														9,433,985	5,000,000	21,800,000	2,275,000			102,643	200,000	302,643																										10,314,967
Development Stage Entities, Stock Issued, Value, Issued for Cash (in Dollars)				768,000	50,000	173,000	10,000			517,700	5,000	522,700																		9,434	5,000	21,800	2,275			103	200								758,566	45,000	151,200	7,725			517,597	4,800												857,000
Stock Repurchased and Retired During Period, Shares (in Shares)																																		(200,000)				(200,000)
Stock Repurchased and Retired During Period, Value								(2,000)				(2,000)																						(200)										100					(1,800)										100
Adjustments to Additional Paid in Capital, Other							10,000	70,623	164,371																																							10,000	70,623	164,371
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																														111,112									4,000,000		100	100,000
Stock Issued During Period, Value, Share-based Compensation, Gross				10,000																																													101,000
Preferred Stock, Voting Rights																																																							10 votes per share			80% of the voting rights		no voting rights
Conversion of Stock, Shares Converted (in Shares)																																																								2,400,000
Debt Conversion, Converted Instrument, Amount	0	0	0	0									253,912	253,912																																																							50,000	12,000			132,825
Debt Conversion, Original Debt, Interest Rate of Debt																																																																					20.00%	10.00%
Debt Instrument, Maturity Date, Description																																																																					thirty	one year				(12) months from the Effective Date
Stock Issued During Period, Value, Conversion of Convertible Securities	132,826	0	0	173,852									173,852	306,678							121,500													1,200															1,200																							3,500,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406			62,000																																				321,002	70,568	107,406			62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				10,000																										111															9,889										253,785
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration (in Shares)																														2,000,000		10,000,000
Increase (Decrease) in Deferred Compensation						(100,000)
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration				180,000		187,500																								2,000		10,000													178,000		177,500
Line of Credit Facility, Maximum Borrowing Capacity						5,000,000
Line of Credit Facility, Description						Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").																																																										Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.
Line of Credit Facility, Covenant Terms						limited to $100,000 per 10 consecutive trading days after the advance notice																																																										limited to $100,000 per 10 consecutive trading days after the advance notice
Line of Credit Facility, Commitment Fee Amount						85,000
Stock payable for commitment fee on equity offering (in Shares)					6,589,147																										6,589															108,721	(115,310)						(115,310)	115,310
Stock Issued During Period, Shares, Purchase of Assets (in Shares)																															10,000,000
Stock Issued During Period, Value, Purchase of Assets					150,000																										10,000															140,000
Equity Line of Credit, Shares (in Shares)																																																																19,726,822
Debt Conversion, Debt and Interest, Amount																			52,495				18,725		51,612		51,020
Debt Conversion, Original Debt, Amount																			50,000				17,500		50,000		50,000
Debt Conversion, Accrued Interest, Amount																			2,495				1,225		1,612		1,020
Common stock issued for settlement of services, shares (in Shares)																														550,000
Common stock issued for settlement of services				62,095																										550															61,545
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				500,000
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.05																																																																$ 0.05
Proceeds from Warrant Exercises	0	0	0	25,000									25,000	25,000																																																						25,000
Stock Payable, Shares (in Shares)				500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																																																		5,610	6,660
Proceeds from Issuance of Common Stock	0	0	0	767,000									1,522,700	1,522,700																																																	201,464
Repayments of Notes Payable																																																															25,536
Debt Instrument, Face Amount																																																															25,000											550,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																																																			90,000
Stock issued during period, exercise of warrants (in Shares)			500,000																																																																	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)																																																																				500,000
Extinguishment of Debt, Amount	$ 251,182																																																																						$ 52,039	$ 80,787